Financial results (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial expenses
Bank charges and other financial costs	$ (16,006,000)	$ (15,310,000)	$ (8,520,000)
Borrowings cancellation costs	(6,240,000)
Interest and amortization of debt issue costs	(49,298,000)	(31,088,000)	(30,839,000)
Unwinding of long-term liabilities	(4,780,000)	(5,153,000)	(6,456,000)
Financial expenses total	(76,324,000)	(51,551,000)	(45,815,000)
Financial income
Interest received	11,561,000	8,016,000	6,237,000
Borrowings cancellation gain	10,157,000
Financial income total	21,718,000	8,016,000	6,237,000
Foreign exchange gains and losses
Foreign exchange (loss) gain	(10,508,000)	12,603,000	(19,729,000)
Realized result on currency risk management contracts	2,779,000		2,909,000
Unrealized result on currency risk management contracts	443,000	(443,000)
Foreign exchange gains and losses total	(7,286,000)	12,160,000	(16,820,000)
Total Financial results	(61,892,000)	(31,375,000)	(56,398,000)
Taxes associated with cross-border financing	7,482,000	2,507,000	$ 1,883,000
Vitol
Foreign exchange gains and losses
Costs associated with offtake and prepayment agreements	$ 2,027,000	$ 1,449,000